EATON VANCE GROWTH TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses dated April 1, 2020, used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 230 (“Amendment No. 230”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 230 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-20-000713) on March 26, 2020.

Eaton Vance Focused Global Opportunities Fund

Eaton Vance International Small-Cap Fund

EATON VANCE GROWTH TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: April 2, 2020